Leases (Undiscounted Lease Payments Maturity Schedule) (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 217.7
1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	36.7
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	48.6
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	38.2
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 94.2